Long-Term Investments - Schedule of Statements of Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity method investee [Member]
Schedule of Statements of Operations [Line Items]
Net sales	$ 31,779	$ 357
Gross profit	31,779	216
Net loss	(737,414)	(770,877)
Share of loss from investments accounted for using the equity method	(180,626)	(339,171)
BioFirst [Member]
Schedule of Statements of Operations [Line Items]
Net sales
Gross profit
Net loss	(41,835)	(118,367)
Share of loss from investments accounted for using the equity method	$ (12,133)